UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09703

Name of Fund:   BCT Subsidiary, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BCT Subsidiary, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BCT Subsidiary, Inc.

ANNUAL REPORT | OCTOBER 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Trust Summary as of October 31, 2007	BCT Subsidiary, Inc.

Investment Objective

The Fund’s investment objective is to manage a portfolio of fixed income securities that will assist its parent company, BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”), in returning $15 per Share (the initial public offering price per share of BCT) to investors on or about December 31, 2009 while providing high monthly income.

Trust Information

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	10/31/07	10/31/06

Taxable Municipal Bonds	24%	14%
Non-Agency Multiple Class Mortgage Pass Through Securities	23	—
Agency Multiple Class Mortgage Pass-Through Securities	14	15
Corporate Bonds	12	18
Inverse Floating Rate Mortgage Securities	12	4
Interest Only Mortgage-Backed Securities	11	8
Mortgage Pass-Through Securities	4	3
U.S. Government and Agency Securities	—	38

ANNUAL REPORT	OCTOBER 31, 2007	1

Portfolio of Investments as of October 31, 2007	BCT Subsidiary, Inc. (Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—23.4%
Mortgage Pass-Through Securities—0.9%
		Federal National Mortgage Assoc.,
$314		5.50%, 1/01/17-2/01/17	$316,169
14		6.50%, 7/01/29	14,777

		Total Mortgage Pass-Through Securities	330,946

Agency Multiple Class Mortgage Pass-Through Securities—3.2%
		Federal Home Loan Mortgage Corp.,
1,098		Ser. 1598, Class J, 6.50%, 10/15/08	1,095,825
81		Ser. 2564, Class NC, 5.00%, 2/15/33	69,196

		Total Agency Multiple Class Mortgage Pass-Through Securities	1,165,021

Inverse Floating Rate Mortgage Securities—2.8%
132	[1]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 6.352%, 11/25/23	131,701
		Federal Home Loan Mortgage Corp.,
5	[1]	Ser. 1425, Class SB, 11.886%, 12/15/07	4,876
1	[1]	Ser. 1506, Class S, 9.708%, 5/15/08	1,218
152	[1]	Ser. 1515, Class S, 8.753%, 5/15/08	152,069
54	[1]	Ser. 1618, Class SA, 8.25%, 11/15/08	54,700
7	[1]	Ser. 1661, Class SB, 8.83%, 1/15/09	7,035
		Federal National Mortgage Assoc.,
7	[1]	Ser. 13, Class SJ, 8.75%, 2/25/09	7,505
3	[1]	Ser. 174, Class S, 97.223%, 9/25/22	9,514
37	[1]	Ser. 214, Class SH, 5.592%, 12/25/08	36,653
618	[1]	Residential Accredit Loans, Inc., Ser. QS16, Class A3, 6.435%, 10/25/17	620,298

		Total Inverse Floating Rate Mortgage Securities	1,025,569

Interest Only Mortgage-Backed Securities—2.5%
		Federal Home Loan Mortgage Corp.,
1,444		Ser. 2523, Class EH, 5.50%, 4/15/20	73,865
149		Ser. 2633, Class PI, 4.50%, 3/15/12	781
3,531		Ser. 2739, Class PI, 5.00%, 3/15/22	94,580
1,467		Ser. 2976, Class KI, 5.50%, 11/15/34	191,597
1,664		Ser. 3189, Class KI, 6.00%, 1/15/35	174,439
2,615		Ser. 3207, Class QI, 6.00%, 2/15/35	234,558
		Federal National Mortgage Assoc.,
—		Ser. 8, Class HA, 1,199.999%, 1/25/08	105
899		Ser. 13, Class IG, 5.00%, 10/25/22	21,655
2		Ser. 49, Class L, 444.917%, 4/25/13	16,790
4,343		Ser. 70, Class ID, 5.00%, 4/25/22	61,437
—		Ser. G-21, Class L, 949.50%, 7/25/21	7,410
12,042	[1]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	26,627

		Total Interest Only Mortgage-Backed Securities	903,844

Principal Only Mortgage-Backed Security—0.1%
14	[2]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	13,246

Asset-Backed Securities—0.0%
234	[3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	23
568	[1,3,5]	Structured Mortgage Asset Residential Trust, Ser. 2, 8.24%, 12/15/07	57

		Total Asset-Backed Securities	80

Corporate Bond—2.9%
1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,029,161

Taxable Municipal Bonds—5.7%
500		Fresno California Pension Oblig., 7.80%, 6/01/14	544,725
500		Kern County California Pension Oblig., 6.98%, 8/15/09	518,005
500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	506,585
500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	501,925

		Total Taxable Municipal Bonds	2,071,240

Principal Amount (000)		Description	Value

Non-Agency Multiple Class Mortgage Pass-Through Securities—5.3%
$1,914	[1]	JPMorgan Mortgage Trust, Ser. A7, Class 2A2, 5.83%, 1/25/37	$1,910,904

Total Long-Term Investments (cost $8,701,785)			8,450,011

SHORT-TERM INVESTMENT—76.7%
U.S. Government and Agency Discount Notes—76.7%
$27,800	[6]	Federal Home Loan Bank Disc. Notes, 4.351%, 11/01/07 (cost $27,800,000)	27,800,000

Total Investments—100.1% (cost $36,501,7857)			$36,250,011
Liabilities in excess of other assets—(0.1)%			(18,247)

Net Assets—100%			$36,231,764

[1]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[2]	Rate shown is effective yield of the underlying collateral as of October 31, 2007.
[3]	Illiquid security. As of October 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $80, in these securities.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $23, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $36,501,785. The net unrealized depreciation on a tax basis is $251,774, consisting of $290,665 gross unrealized appreciation and $542,439 gross unrealized depreciation.

See Notes to Financial Statements.

2	ANNUAL REPORT	OCTOBER 31, 2007

Statement of Assets and Liabilities

October 31, 2007

Assets

Investments at value (cost $36,501,785)	$36,250,011
Cash	98,062
Interest receivable	176,550

36,524,623

Liabilities

Due to Broad Investment Grade 2009 Term Trust, Inc.	292,859

Net Assets

Net Assets	$36,231,764

Composition of Net Assets
Par value ($0.01 par value per share)	$29,571
Paid-in capital in excess of par	36,404,662
Undistributed net investment income	3,255,223
Accumulated net realized loss	(3,205,918)
Net unrealized depreciation	(251,774)

Net assets, October 31, 2007	$36,231,764

Net asset value per share: ($36,231,764 ÷ 2,957,093 shares issued outstanding)	$12.25

Statement of Operations

For the year ended October 31, 2007

Investment Income

Interest income	$1,829,358

Expenses

Investment advisory	202,761
Administration	55,298
Custodian	58,012
Reports to shareholders	6,000
Independent accountants	39,930
Legal	8,584
Miscellaneous	16,706

Total expenses excluding excise tax	387,291
Excise Tax	79,065

Total expenses	466,356
Less expenses waived from Broad Investment Grade 2009 Term Trust, Inc.	(341,768)

Net expenses	124,588

Net investment income	1,704,770

Realized and Unrealized Gain

Net realized gain on investments	3,009
Net change in unrealized appreciation/depreciation on investments	77,304

Net gain	80,313

Net Increase in Net Assets Resulting from Operations	$1,785,083

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	3

Statement of Changes in Net Assets
For the years ended October 31, 2007 and 2006

Net Increase in Net Assets	2007	2006

Operations

Net investment income	$1,704,770	$1,636,167
Net realized gain (loss)	3,009	(463,092)
Net change in unrealized appreciation/depreciation	77,304	392,197

Net increase in net assets resulting from operations	1,785,083	1,565,272

Dividends from net investment income	(1,828,651)	(2,269,778)

Total decrease	(43,568)	(704,506)

Net Assets

Beginning of year	36,275,332	36,979,838

End of year	$36,231,764	$36,275,332

End of year undistributed net investment income	$3,255,223	$3,300,039

See Notes to Financial Statements.

4	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BCT Subsidiary, Inc.

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$12.27	$12.51	$12.74	$14.09	$14.05

Investment operations:
Net investment income	0.58	0.55	0.54	0.69	1.17
Net realized and unrealized gain (loss)	0.02	(0.02)	(0.77)	0.11	(1.13)

Net increase (decrease) from investment operations	0.60	0.53	(0.23)	0.80	0.04

Dividends and distributions from:
Net investment income	(0.62)	(0.77)	—	(1.62)	—
Net realized gains	—	—	—	(0.53)	—

Total dividends and distributions	(0.62)	(0.77)	—	(2.15)	—

Net asset value, end of year	$12.25	$12.27	$12.51	$12.74	$14.09

Total Investment Returns[1]

Total Investment Returns	5.10%	5.18%	(1.81)%	6.64%	0.28%

Ratios to Average Net Assets

Total expenses	1.32%	1.01%	2.30%	2.50%	1.95%
Net expenses	0.35%	1.01%	2.30%	2.50%	1.95%
Net expenses excluding excise tax and interest expense	0.13%	1.01%	1.04%	1.03%	1.05%
Net investment income	4.82%	4.68%	4.70%	5.57%	8.59%

Supplemental Data

Average net assets (000)	$35,364	$34,946	$34,267	$36,628	$40,418
Portfolio turnover	28%	3%	101%	14%	30%
Net assets, end of year (000)	$36,232	$36,275	$36,980	$37,672	$41,654
Reverse repurchase agreements outstanding, end of year (000)	$—	$—	$—	$19,263	$18,416
Asset coverage, end of year[2]	$—	$—	$—	$2,956	$3,262
Reverse repurchase agreements average daily balance (000)	$—	$—	$7,865	$21,883	$19,409
Reverse repurchase agreements weighted average interest rate	—%	—%	2.32%	1.20%	1.21%

[1]

This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each year reported. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	5

Notes to Financial Statements

Note 1. Organization & Accounting Policies

BCT Subsidiary, Inc. (the “Trust”) was incorporated under the laws of the State of Maryland on November 12, 1999, and is a diversified, closed-end management investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. (“BCT”), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT.

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board (the “Board”) of Directors (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previsouly were valued at the last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Swap quotations are provided by dealers selected under the supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, LLC, deems relevant.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implication of FAS 157 and its impact on the Trust’s financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measure at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similiar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trust’s financial statements, if any, has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. The Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”), both principal owners of BlackRock, Inc. or their affiliates, including Midland Loan Services, Inc. It is possible, under certain circumstances, that Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or their affiliates, including Midland Loan Services, Inc.

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on

6	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Trust may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Segregation: In cases in which the Investment Company Act of 1940, amended (the “1940 Act”) and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that the Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no federal income tax provisions have been recorded. As part of a tax planning strategy, the Trust has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FAS Statement No. 109.” FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on each of the Trust’s financial statements, if any, from FIN 48 is currently being assessed.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment and swap valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), which is a wholly owned subsidiary of BlackRock, Inc. Merrill Lynch and PNC are principal owners of BlackRock, Inc. The Investment Management Agreement covers both investment advisory and administration services.

The Trust reimburses BCT for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended October 31, 2007 were $3,207,619 and $3,091,322, respectively. Purchases and sales of U.S. government securities for the year ended October 31, 2007 were $0 and $5,655,469, respectively.

Note 4. Income Tax Information

No provision is made for U.S. federal taxes as it is the portfolios intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Dividends from net investment income and distributions from net capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These Book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the period the difference arise.

Reclassification of Capital Accounts: The following permanent differences as of October 31, 2007, attributable to excise tax and other differences between financial reporting and tax accounting were reclassified to the following accounts.

Undistributed Net Investment Income	Paid in Capital

$79,065	$(79,065)

The tax character of distributions paid during the year ended October 31, 2007 and 2006 were as follows:

	Year Ended October 31, 2007

Ordinary		Total
Income	Long-term Capital Gain	Distributions

$1,828,651	$—	$1,828,651

	Year Ended October 31, 2006

Ordinary		Total
Income	Long-term Capital Gain	Distributions

$2,269,778	$—	$2,269,778

As of October, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized Net
Income	Losses	Depreciation

$3,255,223	$(3,205,918)	$(251,774)

ANNUAL REPORT	OCTOBER 31, 2007	7

Notes to Financial Statements (concluded)

For federal income tax purposes, the Trust had a capital loss carryforward at November 30, 2006, the Trust’s tax year end. This amount may be used to offset future realized capital gains, if any.

Capital Loss Carryforward Amount	Expires

$2,061,303	2011
684,360	2012
463,259	2014

$3,208,922

Note 5. Capital

There are 200 million of $0.01par value common shares authorized. BCT owned all of the 2,957,093 shares outstanding at October 31, 2007.

Note 6. Subsequent Event

On November 29, 2007, the Trust’s Board of Directors approved a Plan of Liquidation and Dissolution. Accordingly, the Trust will liquidate substantially all of its assets on or about the close of business on December 31, 2009.

8	ANNUAL REPORT	OCTOBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Directors and Shareholders of BCT Subsidiary, Inc. (“Trust”)

We have audited the accompanying statement of assets and liabilities of the Trust, including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 28, 2007

ANNUAL REPORT	OCTOBER 31, 2007	9

Directors Information as of October 31, 2007 (unaudited)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex[1]	Events or Transactions by Reason of Which the Trustee is an Interested Person as Defined in Section 2(a) (19) of the 1940 Act

Interested Director[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022	Chairman of the Board[3]	3 years4/since inception	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007. Chairman and President of the BlackRock Liquidity Funds.	70	None	Former Director and President of the Advisor until September 2007.

1951

[1]

The Fund Complex means two or more registered investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director serves a three-year term concurrent with the class from which they are elected.

10	ANNUAL REPORT	OCTOBER 31, 2007

Directors Information (unaudited) (concluded)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex

Independent Director

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 1946	Lead Trustee Audit Committee Member[2]	3 years3/since inception	Trustee, Aircraft Finance Trust (AFT) from 1999 to the present; Director, The Guardian Life Insurance Company of America and The Mutual Life Insurance Company from 1998 to the present; Trustee, Educational Testing Service (ETS) from 1997 until the present; Director, the Freemont Group from 1996 until the present. President and Chief Executive Officer of The Conference Board, Inc. (a leading global business research organization) from 1995 to 2007.	60	Arch Chemical (Chemicals and Allied Products).

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 1937	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Investor since 1988.	60	None

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 1948	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Editor of, “The Journal of Portfolio Management”; Yale University, School of Management, Professor in the Practice of Finance and Becton Fellow from 2006 until present; Adjunct Professor of Finance and Becton Fellow from 2005 to 2006; Professor in the practice of Finance from 2003 to 2005; Adjunct Professor of Finance from 1994 to 2003; Author and Editor.	60	None

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 1941	Trustee	3 years3/since January 19, 2005

President of Economic Studies, Inc., (a Belmont MA-based private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital since 2000. Member of the Board of Partners Community Healthcare, Inc. from 2005 until the present; Member of the Board of Partners HealthCare and Sherrill House from 1990 to the present; Trustee, Museum of Fine Arts, Boston from 1992 until the present and a Member of the Visiting Committee to the Harvard University Art Museum from 2003 to the present; Trustee, The Committee for Economic Development (a research organization of business leaders and educators) from 1990 to the present; Member of the Advisory Board to the International School of Business, Brandeis University from 2002 to the present.

				60	Director, The McClatchy Company.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 1958	Trustee	3 years3/since November 16, 2004	Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Co-director of Columbia Business School’s Entrepreneurship Program 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School from 1985, as well as the University of Chicago from 1994; Deputy Assistant Secretary of the U.S. Treasury Department for Tax Policy from 1991 to 1993; Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.	60	ADP, KKR Financial Corporation, Duke Realty, Metropolitan Life Insurance Company.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	The Board is classified into three classes of which one class is elected annually. Each Director serves a three-year term concurrent with the class from which they are elected.

ANNUAL REPORT	OCTOBER 31, 2007	11

[This Page Intentionally Left Blank]

BlackRock Closed-End Funds

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Vincent B. Tritto, Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

[1]	Mr. Schlosstein retired from the Board effective October 31, 2007.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its respective fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s Form N-Q may also be obtained without charge, upon request, by calling (800) 699-1BFM.

ANNUAL REPORT	OCTOBER 31, 2007

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Kent Dixon
Frank J. Fabozzi
Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BCT Subsidiary,
Inc.	$11,525	$11,525	$0	$0	$6,100	$8,000	$0	$0
1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

     The registrant has polices and procedures (the "Policy") for the pre-approval by the registrant's audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund's independent auditor (the "Independent Auditor") to the registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

     For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Fund to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

     In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

     Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BCT Subsidiary, Inc.	$290,600	$294,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 – Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Richard E. Cavanagh (not reappointed to Audit Committee as of November 1, 2007)
Kent Dixon
Frank J. Fabozzi
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2007.

(a)(1) BCT Subsidiary, Inc. is managed by a team of investment professionals comprised of Robert S. Kapito, Vice Chairman and a Director of BlackRock and Michael P. Lustig, Managing Director at BlackRock. Each is a member of BlackRock’s fixed income portfolio management group. Messrs. Kapito is responsible for setting overall investment strategy and overseeing management of the Fund. Mr. Lustig is the Fund’s portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Kapito has been a member of the Fund’s management team since 1993. Mr. Lustig has been the Fund’s portfolio manager since 2006.

Robert S. Kapito is head of Portfolio Management and a member of the Executive and Management Committees and Investment Strategy Groups. Mr. Kapito oversees all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito has been a portfolio manager with BlackRock since 1988.

Michael P. Lustig, Managing Director and portfolio manager, is a member of the Fixed Income Portfolio Management Group. Mr. Lustig is responsible for managing the firm's taxable closed-end funds, the structured mortgage and derivative products sector, and the markets-based risk advisory effort as well as the internal training program. Mr Lustig has been with BlackRock since 1989.

(a)(2) As of October 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type				Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Robert Kapito	4	1	1	0	1	0
	$1,367,121,476	$771,998,104	$6,385,960	$0	$771,198,104	$0
Michael Lustig	4	1	4	0	1	0
	$1,367,121,476	$771,998,104	$4,209,857,310	$0	$771,198,104	$0

(iv)      Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of October 31, 2007:

Portfolio Manager Compensation

     The portfolio manager compensation program of BlackRock is critical to BlackRock’s ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program

     The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

     Under the BlackRock approach, like that of many asset management firms, fixed base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

     BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

     BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to the appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. For these purposes, the performance of the Fund is compared to the Lipper Closed-end U.S. Mortgage Funds classification. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Stock Bonus

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock, Inc. (the “Company”). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers, therefore, have a direct incentive to protect the Company’s reputation for integrity.

Other Benefits

     Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans. For example, BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of October 31, 2007, Mr. Lustig did not beneficially own any stock issued by the Fund. As of October 31, 2007, Mr. Kapito beneficially owned stock issued by the Fund in the range of $1 - $10,000.

Item 9 –   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCT Subsidiary, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BCT Subsidiary, Inc.

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BCT Subsidiary, Inc.

Date: December 19, 2007

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BCT Subsidiary, Inc.

Date: December 19, 2007